Measurement of financial assets and liabilities - Offsetting assets and liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Financial assets:
Financial assets, gross amount included in the consolidated statement of financial position	$ 2,190	$ 3,244
Financial assets, financial instruments not offset in the consolidated statement of financial position	(270)	(106)
Financial assets, cash collateral not offset in the consolidated statement of financial position	(298)	(267)
Financial assets, securities collateral not offset in the consolidated statement of financial position	(1,579)	(2,868)
Net amount of financial assets	43	3
Financial liabilities:
Financial liabilities, gross amount included in the consolidated statement of financial position	(2,311)	(1,869)
Financial liabilities, financial instruments not offset in the consolidated statement of financial position	270	106
Financial liabilities, cash collateral not offset in the consolidated statement of financial position	599	555
Financial liabilities, securities collateral not offset in the consolidated statement of financial position	1,385	1,155
Net amount of financial liabilities	(57)	(53)
Derivative liabilities
Financial liabilities:
Financial liabilities, gross amount included in the consolidated statement of financial position	(1,566)	(1,597)
Financial liabilities, financial instruments not offset in the consolidated statement of financial position	270	106
Financial liabilities, cash collateral not offset in the consolidated statement of financial position	559	512
Financial liabilities, securities collateral not offset in the consolidated statement of financial position	681	927
Net amount of financial liabilities	(56)	(52)
Securities lending and repurchase agreements
Financial liabilities:
Financial liabilities, gross amount included in the consolidated statement of financial position	(745)	(272)
Financial liabilities, cash collateral not offset in the consolidated statement of financial position	40	43
Financial liabilities, securities collateral not offset in the consolidated statement of financial position	704	228
Net amount of financial liabilities	(1)	(1)
Derivative assets
Financial assets:
Financial assets, gross amount included in the consolidated statement of financial position	611	376
Financial assets, financial instruments not offset in the consolidated statement of financial position	(270)	(106)
Financial assets, cash collateral not offset in the consolidated statement of financial position	(298)	(267)
Net amount of financial assets	43	3
Reverse repurchase agreements
Financial assets:
Financial assets, gross amount included in the consolidated statement of financial position	1,579	2,868
Financial assets, securities collateral not offset in the consolidated statement of financial position	$ (1,579)	$ (2,868)